SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
Schedule of stock by class
Authorized share capital:
(in thousands of $, except share data)	2011	2010
125,000,000 ordinary shares of $2.50 each	312,500	312,500

Issued and fully paid share capital:
(in thousands of $, except per share data)	2011	2010
77,858,502 ordinary shares of $2.50 each (2010: 77,858,502)	194,646	194,646